Lease Income (Operating Lease) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Lessor, Lease, Description [Line Items]
Gains on sales of operating lease assets	¥ 40,148	¥ 26,358	¥ 51,072
Real Estate Asset
Lessor, Lease, Description [Line Items]
Gains on sales of operating lease assets	17,912	15,459	30,154
Operating Lease Assets Other than Real Estate
Lessor, Lease, Description [Line Items]
Gains on sales of operating lease assets	¥ 22,236	¥ 10,899	¥ 20,918